TAXATION - Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020 CNY (¥)
TAXATION
Statutory Tax Rate	21.00%
Unrecognized deferred income tax liability		¥ 62,044		¥ 62,044		¥ 62,044
Cayman Islands
TAXATION
Withholding tax to be imposed	¥ 0
British Virgin Islands
TAXATION
Withholding tax to be imposed	0
HONG KONG
TAXATION
Withholding tax to be imposed	¥ 0
Income tax rate (as a percentage)	16.50%
Assessable profits | $			$ 2
Reduced enterprise income tax rate	8.25%
CHINA
TAXATION
Income tax rate (as a percentage)	25.00%
Imposed withholding income tax rate	10.00%
Accrued withholding income tax	¥ 62,000
Undistributed earnings	620,000
Income taxes on earnings	620,105	336,470
Unrecognized deferred income tax liability	62,011	¥ 33,647		¥ 33,647		¥ 33,647
Unrecognized deferred income tax liability	¥ 62,000
CHINA | Xinjiang Zhong Zhi
TAXATION
Tax holiday period (in years)						5 years
CHINA | Xinjiang Zhong Zhi Shi Zheng
TAXATION
Tax holiday period (in years)	5 years
CHINA | Xinjiang Zhong Zhi Shi Zheng Big Data
TAXATION
Tax holiday period (in years)	5 years
CHINA | High And New Technology Enterprises
TAXATION
Preferential tax rate (as a percentage)	15.00%
Preferential certificate term (in years)	3 years
Preferential certificate renewal term (in years)	3 years
CHINA | High And New Technology Enterprises | Beijing Zhong Zhi Shi Zheng
TAXATION
Preferential tax rate (as a percentage)				15.00%	15.00%
CHINA | High And New Technology Enterprises | Beijing Zhong Zhi Xun Bo
TAXATION
Preferential tax rate (as a percentage)				15.00%